Supplemental guarantor consolidated income statement (Detail) - USD ($) $ in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Condensed Income Statements Captions [Line Items]
Interest income from financial instruments measured at amortized cost and fair value through other comprehensive income		$ 2,106	$ 2,097	$ 2,133	$ 4,203	$ 4,588
Interest expense from financial instruments measured at amortized cost		(836)	(833)	(1,092)	(1,669)	(2,478)
Net interest income from financial instruments measured at fair value through profit or loss		357	349	351	706	612
Net interest income		1,628	1,613	1,392	3,241	2,722
Other net income from financial instruments measured at fair value through profit or loss		1,479	1,309	1,932	2,787	3,738
Credit loss (expense) / release		80	28	(272)	108	(540)
Fee and commission income	[1]	6,041	6,169	4,729	12,210	10,207
Fee and commission expense		(484)	(478)	(419)	(962)	(875)
Net fee and commission income		5,557	5,691	4,311	11,248	9,332
Other income		233	64	41	297	84
Total operating income		8,976	8,705	7,403	17,681	15,337
Personnel expenses		4,772	4,801	4,283	9,573	8,604
General and administrative expenses		1,103	1,089	1,063	2,192	2,196
Depreciation and impairment of property, equipment and software		500	508	458	1,009	914
Amortization and impairment of goodwill and intangible assets		9	8	17	17	32
Total operating expenses		6,384	6,407	5,821	12,790	11,747
Operating profit / (loss) before tax		2,593	2,298	1,582	4,891	3,591
Tax expense / (benefit)		581	471	347	1,053	757
Net profit / (loss)		2,012	1,827	1,236	3,838	2,833
Net profit / (loss) attributable to non-controlling interests		6	3	3	9	6
Net profit / (loss) attributable to shareholders		$ 2,006	$ 1,824	$ 1,232	$ 3,830	$ 2,827

[1]	Reflects third-party fee and commission income for the second quarter of 2021 of USD 3,585 million for Global Wealth Management (first quarter of 2021: USD 3,673 million; second quarter of 2020: USD 2,809 million), USD 399 million for Personal & Corporate Banking (first quarter of 2021: USD 389 million; second quarter of 2020: USD 313 million), USD 805 million for Asset Management (first quarter of 2021: USD 815 million; second quarter of 2020: USD 700 million), USD 1,243 million for the Investment Bank (first quarter of 2021: USD 1,278 million; second quarter of 2020: USD 872 million) and USD 9 million for Group Functions (first quarter of 2021: USD 15 million; second quarter of 2020: USD 36 million).